FAIR VALUE MEASUREMENT - Gain (Loss) Recognized in Statements of Operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	$ (51,400)	$ (27,504)	$ (44,489)
Foreign exchange forward contracts
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	(51,406)	(38,241)	(49,388)
Foreign exchange option contracts
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	$ 6	10,712	8,918
Commodity hedge
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives		$ 25	$ (4,019)